LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Other non-current financial assets	$ 164,370,936	$ 169,420,303
Other non-financial assets, non-current	82,913,107	79,746,695
Accounts receivable, non-current	187,644	335,723
Accounts receivable from related entities, non-current	8,000,924	292,931
Investments accounted for under the equity method	87,087,871	85,192,710	$ 91,799,267
Intangible assets other than goodwill	719,489,720	693,383,630	695,926,565
Capital gains	137,128,318	144,681,420	122,103,802
Property, plant, and equipment	1,179,385,259	1,097,773,572	872,388,811	$ 798,221,259
Deferred tax assets	8,788,858	7,081,549
Total Non-Current Assets	2,387,352,637	2,277,908,533	$ 1,939,749,862
United States of America, Dollars
NON-CURRENT ASSETS
Other non-current financial assets	28,873,574	24,195,386
Intangible assets other than goodwill	3,959,421	3,959,421
Total Non-Current Assets	32,832,995	28,154,807
UF
NON-CURRENT ASSETS
Other non-current financial assets	1,216,865	1,216,865
Other non-financial assets, non-current	445,934	431,216
Total Non-Current Assets	1,662,799	1,648,081
CLP
NON-CURRENT ASSETS
Other non-current financial assets	63,977,786	62,774,079
Other non-financial assets, non-current	47,532	47,530
Accounts receivable, non-current	39,558	212,749
Accounts receivable from related entities, non-current	8,000,924	292,931
Investments accounted for under the equity method	45,641,870	46,683,997
Intangible assets other than goodwill	326,186,656	318,673,224
Capital gains	9,523,767	9,523,767
Property, plant, and equipment	412,746,936	394,341,668
Deferred tax assets	6,527,688	5,028,479
Total Non-Current Assets	872,692,717	837,578,424
BRL
NON-CURRENT ASSETS
Other non-current financial assets	51,810,982	59,298,394
Other non-financial assets, non-current	78,586,098	74,983,744
Investments accounted for under the equity method	41,446,001	38,508,713
Intangible assets other than goodwill	177,701,306	172,991,812
Capital gains	66,254,592	64,670,541
Property, plant, and equipment	397,208,409	318,245,367
Total Non-Current Assets	813,007,388	728,698,571
ARS
NON-CURRENT ASSETS
Other non-current financial assets	18,491,729	21,935,579
Other non-financial assets, non-current	1,660,095	2,415,012
Accounts receivable, non-current	15,725	9,008
Intangible assets other than goodwill	7,059,802	9,074,686
Capital gains	52,677,304	62,487,785
Property, plant, and equipment	242,270,287	291,160,305
Total Non-Current Assets	322,174,942	387,082,375
PGY
NON-CURRENT ASSETS
Other non-financial assets, non-current	2,173,448	1,869,193
Accounts receivable, non-current	132,361	113,966
Intangible assets other than goodwill	204,582,535	188,684,487
Capital gains	8,672,655	7,999,327
Property, plant, and equipment	127,159,627	94,026,232
Deferred tax assets	2,261,170	2,053,070
Total Non-Current Assets	$ 344,981,796	$ 294,746,275